Related Party Transaction (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Related Party Transaction [Line Items]
Monthly rent paid	$ 4,103
Rental expenses			$ 24,615
Balance due
Expenses paid	90,000.00	600,000
Regencell Bioscience Asia Sdn. Bhd., [Member]
Related Party Transaction [Line Items]
Balance due		2,076
Expenses paid	30,000.00	30,000.00
Mr. Chung [Member]
Related Party Transaction [Line Items]
Balance due	681	1,476
Mr. Au [Member]
Related Party Transaction [Line Items]
Balance due	7,606	5,512
Regeneration Company Limited [Member]
Related Party Transaction [Line Items]
Balance due	$ 156	$ 1,506